Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Company's Non-Vested Restricted Shares	A summary of the status
of the Company’s non-vested restricted
shares as of December 31, 2023, 2024 and 2025, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	—	—
Granted	26	12,750.00
Non-vested, December 31, 2023	26	12,750.00
Vested	(13)	(12,750.00)
Granted	1,133	348.00
Non-vested, December 31, 2024	1,146	491.40
Vested	(580)	(631.28)
Non-vested, December 31, 2025	566	348.00

Summary of non-vested stock option activity	A summary of the Company’s
non-vested
stock option activity and related information for the years ended December 31, 2024, and 2025, is as follows:

	Option shares #	Exercise Price $
Outstanding, January 1, 2024	—	—
Granted	500	348.00
Outstanding, December 31, 2024	500	348.00
Exercisable, December 31, 2024	—	—
Outstanding, December 31, 2025	500	348.00
Exercisable, December 31, 2025	250	348.00